Schedule of Investments
(unaudited)
December 31, 2025
BlackRock Mortgage-Backed Securities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
(a)
Angel Oak Mortgage Trust, Series 2025-11,
Class A1, 4.97%, 10/25/70
(b)
........... USD 175 $ 174,772
BRAVO Residential Funding Trust, Series 2025-
NQM10, Class A1, 4.87%, 09/25/65
(b)
..... 634 633,664
EFMT
Series 2025-INV5, Class A1, 5.08%,
12/01/70
(b)
..................... 350 350,688
Series 2025-NQM6, Class A1A, 5.00%,
12/25/70
(c)
..................... 136 135,890
GCAT Trust, Series 2025-NQM6, Class A1,
0.00%, 10/25/70
(b)
.................. 128 128,250
GS Mortgage-Backed Securities Trust
(c)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66 ...................... 140 140,515
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 100 99,671
J.P. Morgan Mortgage Trust, Series 2025-NQM4,
Class A1, 4.95%, 03/25/66
(b)
........... 659 659,800
New Residential Mortgage Loan Trust, Series
2025-NQM7, Class A1, 5.01%, 10/26/65
(b)
.. 200 199,998
2,523,248
Commercial Mortgage-Backed Securities — 10.7%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 165 167,034
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.35%,
06/15/42
(a) (b)
...................... 400 401,244
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.25%, 04/15/42
(a) (b)
................. 221 221,138
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.55%, 05/15/35
(a) (b)
........... 431 431,300
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 4.67%, 03/15/37
(a) (b)
...... 295 279,246
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
11/15/41 ...................... 150 150,093
Series 2025-5MW, Class A, 4.67%, 10/10/42 295 294,983
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.25%,
11/15/42 ...................... 175 175,492
BFLD Trust
(a)(b)
Series 2025-EWEST, Class A, (1-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.30%, 06/15/42 ................. 282 281,999
Series 2025-FPM, Class A, 5.01%, 10/10/40 110 111,248
BPR Commercial Mortgage Trust, Series 2025-
STAR, Class A, 4.95%, 11/05/42
(a) (b)
...... 190 191,106
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(a)
................ 163 168,350
BPR Trust, Series 2021-TY, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%), 4.92%,
09/15/38
(a) (b)
...................... 166 165,949
BSTN Commercial Mortgage Trust
(a)(b)
Series 2025-1C, Class A, 5.37%, 06/15/44 .. 120 123,223
Series 2025-HUB, Class A, 4.90%, 04/13/41 115 115,455
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(a) (b)
...................... 204 211,009
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.51%,
12/09/40 ...................... USD 269 $ 268,752
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.13%,
08/15/42 ...................... 326 326,223
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
11/15/42 ...................... 305 305,284
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.19%, 04/15/40 ................. 319 319,337
BX Trust
(a)(b)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.39%, 02/15/41 ..... 125 124,729
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
06/15/41 ...................... 110 109,966
Series 2025-ARIA, Class A, 5.03%, 12/13/42 270 272,447
Series 2025-LIFE, Class A, 5.88%, 06/13/47 300 306,787
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.25%, 06/15/40 ................. 435 435,507
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.10%,
10/15/42 ...................... 161 161,100
Series 2025-ROIC, Class A, (1-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 4.89%,
03/15/30 ...................... 79 78,595
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
06/15/35 ...................... 315 315,000
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
03/15/42 ...................... 820 818,975
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.45%,
12/15/44 ...................... 230 230,143
CENT, Series 2025-CITY, Class A, 4.92%,
07/10/40
(a) (b)
...................... 250 253,041
CHI Commercial Mortgage Trust, Series 2025-
110W, Class A, 5.10%, 12/13/40
(a) (b)
...... 175 175,283
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.15%, 10/15/37
(a) (b)
. 195 195,181
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.59%, 06/15/41
(a) (b)
...... 261 261,323
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41 250 251,591
Series 2025-GATE2, Class A, 4.56%,
11/10/42 ...................... 170 169,462
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.10%, 11/15/42
(a) (b)
........... 355 355,274
Durst Commercial Mortgage Trust, Series 2025-
151, Class A, 5.15%, 08/10/42
(a) (b)
........ 163 166,267
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.05%, 10/15/42
(a) (b)
...... 145 145,226
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.25%, 07/15/40
(a) (b)
................. 435 435,544
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 395 409,294

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Mortgage-Backed Securities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ILPT Commercial Mortgage Trust, Series 2025-
LPF2, Class A, 5.29%, 07/13/42
(a) (b)
...... USD 456 $ 464,800
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.10%, 03/15/42
(a) (b)
...... 429 429,536
IRV Trust, Series 2025-200P, Class A, 5.29%,
03/14/47
(a) (b)
...................... 700 718,232
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-BHR5, Class
A, (1-mo. CME Term SOFR at 1.69% Floor +
1.69%), 5.44%, 03/15/40
(a) (b)
........... 86 86,037
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 12/15/39
(a) (b)
. 264 264,004
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.33%, 01/15/43
(a) (b)
................. 157 157,000
MAD Commercial Mortgage Trust, Series 2025-
11MD, Class A, 4.75%, 10/15/42
(a) (b)
...... 145 145,550
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.16%, 03/15/39
(a) (b)
. 182 181,887
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(a) (b)
...................... 399 400,437
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.14%, 10/15/40
(a) (b)
. 445 445,417
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-28L, Class A, 4.67%, 11/05/38 . 100 100,212
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.96%,
02/15/42 ...................... 565 560,420
NYC Trust, Series 2025-77C, Class A, 4.79%,
01/10/38
(a) (b)
...................... 345 346,456
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 72 73,753
PRM Trust, Series 2025-PRM6, Class A, 4.48%,
07/05/33
(a) (b)
...................... 327 326,625
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%,
03/10/33
(a) (b)
...................... 534 533,801
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.19%, 04/15/42
(a) (b)
................. 435 437,702
SDR Commercial Mortgage Trust, Series 2024-
DSNY, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.14%, 05/15/39
(a) (b)
. 100 99,875
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.95%, 10/15/40
(a) (b)
................. 385 385,238
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.99%, 12/15/39
(a) (b)
. 655 656,420
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.40%, 11/15/42
(a) (b)
................. 180 180,222
Wells Fargo Commercial Mortgage Trust, Series
2025-5C7, Class A3, 5.20%, 12/15/58 ..... 750 771,493
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 266 270,117
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.35%, 07/15/40
(a) (b)
.... 191 196,269
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................. USD 255 $ 264,840
18,875,543
Total Non-Agency Mortgage-Backed Securities — 12 .1%
(Cost: $ 21,268,650 ) ............................... 21,398,791
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 9.2%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 ... 359 348,805
Series 3780 , Class ZA , 4.00% , 12/15/40 ... 1,173 1,128,768
Series 5544 , Class HV , 5.00% , 05/25/36 ... 112 114,168
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5386 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.12% , 03/25/54 ........... 1,454 1,460,890
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.07% , 11/25/54 ............ 665 667,692
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 11/25/54 ............ 514 517,419
Series 5471 , Class FM , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 11/25/54 ............ 600 604,548
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 .. —
(d)
153
Series 2011-8 , Class ZA , 4.00% , 02/25/41 .. 561 548,263
Series 2022-25 , Class KL , 4.00% , 05/25/52 . 200 185,107
Series 2025-33 , Class DV , 5.50% , 04/25/36 . 334 347,769
Series 2025-40 , Class EV , 5.00% , 06/25/36 . 106 108,334
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.58% , 05/25/48 ........... 904 775,555
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 07/25/54 ........... 646 647,738
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.32% , 02/25/55 ........... 149 150,013
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 05/25/55 ........... 204 205,849
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 . 3,278 2,965,499
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 2,083,726
Government National Mortgage Association
Variable Rate Notes , Series 2015-55 , Class A ,
5.39% , 03/16/36
(b)
.................. 3,181 3,300,522
16,160,818
Interest Only Collateralized Mortgage Obligations — 5.6%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 9,625 1,970,970
Series 5119 , Class IC , 4.00% , 06/25/51 .... 1,397 284,085
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 50 6,002
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 2,445 474,912
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 628 112,197
Series 2021-41 , 3.50% , 07/25/51 ........ 1,206 215,546

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Mortgage-Backed Securities Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes , Series 2015-66 , Class AS ,
(SOFR 30 day Average at 0.00% Floor and
6.25% Cap + 6.14%), 2.26% , 09/25/45
(b)
... USD 1,829 $ 112,007
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ....... 1,080 205,008
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 15,267 2,335,094
Series 2020-151 , Class MI , 2.50% , 10/20/50 2,131 306,567
Series 2021-87 , Class NI , 3.00% , 05/20/51 . 1,262 212,339
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,066 180,309
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 1,886 318,091
Series 2021-159 , Class IH , 3.00% , 09/20/51 6,930 1,149,645
Series 2021-193 , Class IA , 3.00% , 11/20/51 . 2,596 431,253
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 299 55,161
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,189 1,256,928
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 2.13% , 07/20/53
(b)
2,676 212,283
9,838,397
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.41% , 07/25/30 ... 1,099 56,788
Series K119 , Class X1 , 0.92% , 09/25/30 ... 1,758 63,058
Series K122 , Class X1 , 0.87% , 11/25/30 ... 2,707 94,764
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 5,150 234,100
Series 2017-61 , 0.69% , 05/16/59 ........ 1,039 35,726
484,436
Mortgage-Backed Securities — 157.2%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ............ 356 342,094
3.50% , 07/01/26 - 09/01/26 ............ 1 774
4.00% , 05/01/26 ................... 2 1,921
5.00% , 05/01/35 - 12/01/38 ............ 30 30,440
5.65% , 05/01/37 - 12/01/37 ............ 489 508,189
5.75% , 08/01/37 - 12/01/37 ............ 442 460,577
7.50% , 03/01/27 ................... —
(d)

Federal National Mortgage Association
3.50% , 11/01/46 ................... 492 470,359
4.45% , 03/01/36 - 06/01/36 ............ 254 253,019
4.94% , 01/01/35 - 05/01/35 ............ 123 122,969
5.00% , 04/01/36 ................... 64 64,023
5.20% , 08/01/34 - 09/01/34 ............ 97 97,033
5.25% , 08/01/37 - 09/01/37 ............ 319 318,232
5.54% , 01/01/35 ................... 50 50,455
5.75% , 04/01/37 ................... 225 223,312
5.80% , 07/01/34 ................... 33 32,711
5.94% , 09/01/34 ................... 47 47,733
6.50% , 09/01/28 - 02/01/31 ............ 245 249,187
Government National Mortgage Association
2.00% , 01/15/56
(e)
.................. 7,198 5,959,690
2.50% , 11/20/40 - 11/20/51 ............ 5,747 4,911,834
2.50% , 01/15/56
(e)
.................. 1,592 1,372,976
3.00% , 05/15/42 - 10/20/51 ............ 3,511 3,162,724
3.00% , 01/15/56
(e)
.................. 12,437 11,173,381
3.50% , 06/20/42 - 02/15/45 ............ 13,219 12,457,776
3.50% , 01/15/56
(e)
.................. 32 29,116
4.00% , 10/20/41 - 12/20/47 ............ 8,421 8,140,322
4.50% , 12/15/34 - 09/15/43 ............ 1,258 1,248,415
4.50% , 01/15/56
(e)
.................. 2,327 2,266,280
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% , 12/15/32 - 05/20/50 ............ USD 2,525 $ 2,550,222
5.00% , 01/15/56
(e)
.................. 4,126 4,116,248
5.50% , 03/15/32 - 07/20/55 ............ 2,063 2,116,341
5.50% , 01/15/56
(e)
.................. 8,291 8,371,393
5.64% , 04/15/37 - 06/15/37 ............ 805 842,161
5.65% , 05/20/37 - 10/20/37 ............ 371 379,364
5.75% , 08/20/37 - 12/20/37 ............ 260 266,078
5.80% , 11/15/36 - 03/15/37 ............ 718 743,104
6.00% , 03/20/28 - 07/20/55 ............ 7,197 7,497,002
6.50% , 09/20/27 - 06/20/55
(f)
........... 12,624 13,230,111
6.50% , 01/15/56
(e)
.................. 28 28,943
7.00% , 05/20/27 - 06/20/55 ............ 504 524,294
7.50% , 07/20/54 ................... 580 604,545
8.00% , 06/15/26 - 05/15/30 ............ 2 2,024
Uniform Mortgage-Backed Securities
2.00% , 01/25/41 - 02/25/56
(e)
........... 42,430 35,380,424
2.00% , 02/01/52 ................... 1,917 1,553,045
2.50% , 01/25/41 - 02/25/56
(e)
........... 45,842 38,948,509
3.00% , 01/25/41 - 01/25/56
(e)
........... 8,708 7,769,454
3.00% , 03/01/43 - 01/01/52 ............ 10,416 9,382,300
3.50% , 01/25/41 - 02/25/56
(e)
........... 12,464 11,519,992
3.50% , 03/01/43 - 08/01/50 ............ 4,483 4,239,957
4.00% , 01/25/41
(e)
.................. 303 299,011
4.00% , 01/01/45 - 10/01/52 ............ 6,918 6,641,093
4.50% , 01/25/41 - 02/25/56
(e)
........... 3,751 3,696,625
4.50% , 09/01/48 - 06/01/53 ............ 5,538 5,476,578
5.00% , 07/01/34 - 04/01/54 ............ 7,471 7,520,909
5.00% , 01/25/56
(e)
.................. 612 610,279
5.25% , 07/01/37 - 08/01/37 ............ 296 306,894
5.50% , 12/01/32 - 11/01/54 ............ 11,344 11,574,734
5.50% , 01/25/56
(e)
.................. 21,592 21,893,912
6.00% , 11/01/52 - 09/01/54 ............ 10,702 11,121,039
6.00% , 01/25/56
(e)
.................. 430 441,493
6.50% , 08/01/35 - 07/01/54 ............ 3,895 4,068,351
6.50% , 01/25/56
(e)
.................. 138 143,415
277,855,390
Principal Only Collateralized Mortgage Obligations — 1.1%
(g)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............. 741 536,083
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ....... 124 99,906
Series 2023-130 , Class OD , 0.00% , 09/20/53 1,657 1,381,776
2,017,765
Total U.S. Government Sponsored Agency Securities — 173 .4%
(Cost: $ 308,684,670 ) .............................. 306,356,806
Total Long-Term Investments — 185.5%
(Cost: $ 329,953,320 ) .............................. 327,755,597
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(h) (i)
................... 717,330 717,330
Total Money Market Funds — 0 .4%
(Cost: $ 717,330 ) ................................. 717,330

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Mortgage-Backed Securities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bills
(j)
3.67% , 01/06/26 ................... USD 1,501 $ 1,500,424
3.51% , 01/15/26 ................... 667 666,147
Total U.S. Treasury Obligations — 1 .2%
(Cost: $ 2,166,329 ) ............................... 2,166,571
Total Short-Term Securities — 1.6%
(Cost: $ 2,883,659 ) ............................... 2,883,901
Total Investments Before Options Written and TBA Sale
Commitments — 187 .1%
(Cost: $ 332,836,979 ) .............................. 330,639,498
Total Options Written — ( 0 .2 ) %
(Premium Received — $ (289,190) ) .................... (273,020)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — ( 56 .3 ) %
Government National Mortgage Association
2.00% , 01/15/56 ................... (113) (93,560)
3.00% , 01/15/56 ................... (7,943) (7,135,979)
3.50% , 01/15/56 ................... (6,465) (5,882,388)
4.00% , 01/15/56 ................... (5,998) (5,665,064)
5.00% , 01/15/56 ................... (1,823) (1,818,691)
6.00% , 01/15/56 ................... (875) (891,646)
6.50% , 01/15/56 - 02/15/56 ............ (393) (405,790)
Uniform Mortgage-Backed Securities
2.00% , 01/25/41 - 01/25/56 ............ (314) (271,963)
2.50% , 01/25/41 - 01/25/56 ............ (22,045) (18,635,304)
3.00% , 01/25/41 - 01/25/56 ............ (7,548) (6,676,286)
3.50% , 01/25/41 - 02/25/56 ............ (6,428) (5,940,708)
4.00% , 01/25/41 - 01/25/56 ............ (10,948) (10,383,467)
5.00% , 01/25/41 - 01/25/56 ............ (21,121) (21,068,544)
4.50% , 01/25/56 ................... (7,833) (7,646,122)
5.50% , 01/25/56 ................... (112) (113,566)
6.00% , 01/25/56 ................... (4,973) (5,105,916)
6.50% , 01/25/56 ................... (1,691) (1,757,356)
Total TBA Sale Commitments — ( 56 .3 ) %
(Proceeds: $ (99,364,269) ) .......................... (99,492,350)
Total Investments Net of Options Written and TBA Sale
Commitments — 130 .6%
(Cost: $ 233,183,520 ) .............................. 230,874,128
Liabilities in Excess of Other Assets — (30.6) % ............ (54,138,554)
Net Assets — 100.0% ...............................
$ 176,735,574
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Rounds to less than 1,000.
(e)
Represents or includes a TBA transaction.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)
Zero-coupon bond.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Mortgage-Backed Securities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,092,521 $ — $ (375,191)
(a)
$ — $ — $ 717,330 717,330 $ 12,295 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Mortgage-Backed Securities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 16 03/20/26 $ 1,850 $ 10,226
Short Contracts
U.S. Treasury 10-Year Note ................................................... 53 03/20/26 5,959 20,290
U.S. Treasury 10-Year Ultra Note ............................................... 22 03/20/26 2,530 3,229
U.S. Treasury 2-Year Note .................................................... 16 03/31/26 3,341 (221)
U.S. Treasury 5-Year Note .................................................... 38 03/31/26 4,154 3,696
26,994
$ 37,220
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 % USD 1,890 $ (50,703)
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 11/26/27 3 .86 USD 1,057 (27,809)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual Bank of America NA 12/16/27 4 .03 USD 1,081 (35,679)
(114,191)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 1,890 (76,273)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 11/26/27 3 .86 USD 1,057 (44,143)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual Bank of America NA 12/16/27 4 .03 USD 1,081 (38,413)
(158,829)
$ (273,020)
(a)
Forward settling swaption.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79%

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Mortgage-Backed Securities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 21,398,791 $ — $ 21,398,791
U.S. Government Sponsored Agency Securities .................... — 306,356,806 — 306,356,806
Short-Term Securities
Money Market Funds ...................................... 717,330 — — 717,330
U.S. Treasury Obligations ................................... — 2,166,571 — 2,166,571
Liabilities
Investments
TBA Sale Commitments .................................... — (99,492,350) — (99,492,350)
$ 717,330 $ 230,429,818 $ — $ 231,147,148
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 37,441 $ — $ — $ 37,441
Liabilities
Interest rate contracts ....................................... (221) (273,020) — (273,241)
$ 37,220 $ (273,020) $ — $ (235,800)
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced